INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2023	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 72.6%
AEROSPACE AND DEFENSE — 0.9%
241,261	TransDigm, Inc., Tranche H Term Loan, 1st Lien, CME Term SOFR + 3.250%, 02/22/27	241,358

BUILDING AND DEVELOPMENT — 3.0%
592,424	Brookfield WEC Holdings, Inc., Initial Term Loan (2021), 1st Lien, LIBOR USD 1 Month + 2.750%, 08/01/25	590,268
200,000	QUIKRETE Holdings, Inc., B-1 Fourth Amendment Loan, 1st Lien, LIBOR USD 3 Month + 3.000%, 03/18/29	197,965

		788,233

BUSINESS EQUIPMENT AND SERVICES — 9.8%
200,000	AlixPartners, LLP, Initial Dollar Term Loan, LIBOR USD 3 Month + 2.750%, 02/04/28	199,578
196,970	Asplundh Tree Expert, LLC, Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 09/07/27	196,231
544,241	Brand Industrial Services, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 4.250%, 06/21/24	507,959
296,241	CHG Healthcare Services, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 09/29/28	293,834
200,000	Electron Bidco, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.000%, 11/01/28	197,426
200,000	PODS, LLC, Initial Term Loan, 1st Lien, CME Term SOFR + 3.000%, 03/31/28	194,708
300,000	Tempo Acquisition, LLC, Initial Term B-1 Loan, 1st Lien, CME Term SOFR + 3.000%, 08/31/28	300,094

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
BUSINESS EQUIPMENT AND SERVICES (continued)
300,000	TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien, LIBOR USD 6 Month + 3.500%, 07/30/27	293,071
276,716	Trans Union, LLC, 2021 Incremental Term B-6 Loan, 1st Lien, LIBOR USD 3 Month + 2.250%, 12/01/28	275,102
131,407	West Technology Group, LLC, Term B-3 Loan, CME Term SOFR + 4.000%, 04/10/27	114,324

		2,572,327

CABLE AND SATELLITE TELEVISION — 6.9%
359,037	Charter Communications Operating, LLC, Term B-1 Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 04/30/25	359,261
395,897	Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien, CME Term SOFR + 1.750%, 02/01/27	392,867
294,739	Diamond Sports Group, LLC, Term Loan, 3rd Lien, LIBOR USD 1 Month + 3.250%, 08/24/26	18,053
562,250	DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien, LIBOR USD 1 Month + 5.000%, 08/02/27	542,380
500,000	Ziggo Financing Partnership, Term Loan I Facility, 1st Lien, LIBOR USD 1 Month + 2.500%, 04/30/28	494,792

		1,807,353

CONGLOMERATES — 1.0%
246,250	MPH Acquisition Holdings, LLC, Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 4.250%, 09/01/28	211,622
239,151	Revlon Consumer Products Corp., 2016 Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 09/07/23	49,539

		261,161

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2023	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
CONTAINERS & GLASS PRODUCTS — 0.9%
296,250	Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 4.000%, 10/02/28	238,111

ELECTRONICS/ELECTRICAL — 9.9%
400,000	Cloud Software Group, Inc., Dollar Term B Loan, 1st Lien, CME Term SOFR + 4.500%, 03/30/29	365,000
300,000	Entegris, Inc., Tranche B Term Loan, CME Term SOFR + 3.000%, 07/06/29	300,719
195,000	Epicor Software Corp. (fka Eagle Parent Inc.), Term C Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 07/30/27	191,908
396,000	Mitchell International, Inc., Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 3.750%, 10/15/28	375,412
346,500	Proofpoint, Inc., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 08/31/28	339,473
297,727	Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 02/15/28	161,876
691,228	RealPage, Inc., Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 3.000%, 04/24/28	672,105
196,482	Zelis Cost Management Buyer, Inc., Term B-1 Loan, 1st Lien, LIBOR USD 1 Month + 3.500%, 09/30/26	195,889

		2,602,382

FINANCIAL INTERMEDIARIES — 3.3%
200,000	Edelman Financial Engines Center, LLC, The, Initial Term Loan (2021), 1st Lien, LIBOR USD 1 Month + 3.500%, 04/07/28	193,281

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
FINANCIAL INTERMEDIARIES (continued)
296,180	Focus Financial Partners, LLC, Tranche B-5 Term Loan, CME Term SOFR + 3.250%, 06/30/28	293,917
396,970	Madison IAQ, LLC, Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 06/21/28	378,759

		865,957

FOOD & BEVERAGE — 1.5%
397,943	1011778 B.C. Unlimited Liability Company, Term B-4 Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 11/19/26	394,794

GAMING/LEISURE — 2.8%
439,835	Crown Finance U.S., Inc., Initial Dollar Tranche Term Loan, LIBOR USD 3 Month + 2.500%, 02/28/25	69,413
296,138	Station Casinos, LLC, Term B-1 Facility Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 02/08/27	294,235
389,318	UFC Holdings, LLC, Term B-3 Loan, 1st Lien, LIBOR USD 3 Month + 3.000%, 04/29/26	387,706

		751,354

HEALTHCARE — 6.3%
291,548	DaVita, Inc., Tranche B-1 Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 08/12/26	287,783
500,000	Elanco Animal Health Incorporated, Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 08/01/27	489,957
1,141,928	Envision Healthcare Corp., Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 3.750%, 10/10/25	88,499

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2023	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
HEALTHCARE (continued)
422,875	Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, 1st Lien, LIBOR USD 1 Month + 2.000%, 11/15/27	415,035
152,833	Icon Public Ltd. Co. (aka Indigo Merger), Lux Term Loan, 1st Lien, LIBOR USD 3 Month + 2.250%, 07/03/28	152,653
38,078	Icon Public Ltd. Co. (aka Ingigo Merger), U.S. Dollar Term Loan, LIBOR USD 3 Month + 2.250%, 07/03/28	38,034
196,985	Phoenix Guarantor, Inc., Tranche B-3 Term Loan, 1st Lien, LIBOR USD 1 Month + 3.500%, 03/05/26	192,690

		1,664,651

INDUSTRIAL EQUIPMENT — 0.4%
99,727	Filtration Group, Cov-Lite, Initial Term Loan, LIBOR USD 1 Month + 3.000%, 03/28/25	99,571

INSURANCE — 7.6%
200,000	Alliant Holdings Intermediate, LLC, TLB-4 New Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 11/05/27	198,250
244,990	AmWINS Group, Inc., Term Loan, 1st Lien, LIBOR USD 1 Month + 2.250%, 02/19/28	242,456
396,942	HIG Finance 2 Ltd., 2021 Dollar Refinancing Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 11/12/27	393,328
592,424	Hub International Ltd., B-3 Incremental Term Loan, 1st Lien, LIBOR USD 3 Month + 3.250%, 04/25/25	591,790
576,274	Hub International Ltd., Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.000%, 04/25/25	575,306

		2,001,130

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
LEISURE GOODS/ACTIVITIES/MOVIES — 0.9%
332,280	AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, LIBOR USD 1 Month + 3.000%, 04/22/26	243,187

LODING AND CASINOS — 2.5%
296,250	Bally’s Corp., Term B Facility Loan, 1st Lien, LIBOR USD 1 Month + 3.250%, 10/02/28	283,502
396,000	Fertitta Entertainment, LLC, Initial B Term Loan, 1st Lien, CME Term SOFR + 4.000%, 01/27/29	390,781

		674,283

OIL AND GAS — 1.5%
396,977	CQP Holdco LP, Initial Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 06/05/28	394,548

RETAILERS (EXCEPT FOOD AND DRUG) — 6.7%
591,000	Allied Universal Holdco, LLC (fka USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien, LIBOR USD 1 Month + 3.750%, 05/12/28	562,139
542,934	Harbor Freight Tools USA, Inc., Initial Loan (2021), 1st Lien, LIBOR USD 1 Month + 2.750%, 10/19/27	527,439
392,982	Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien, LIBOR USD 3 Month + 2.750%, 09/23/26	392,267
297,681	Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien, LIBOR USD 3 Month + 5.000%, 04/16/26	274,829

		1,756,674

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2023	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
SURFACE TRANSPORT — 1.5%
397,990	White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien, LIBOR USD 1 Month + 3.750%, 10/19/27	394,539

TELECOMMUNICATIONS — 4.3%
394,819	SBA Senior Finance II, LLC, Initial Term Loan, 1st Lien, LIBOR USD 1 Month + 1.750%, 04/11/25	395,087
889,112	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien, LIBOR USD 1 Month + 3.000%, 03/09/27	727,254

		1,122,341

UTILITIES — 0.9%
251,807	Lightstone Holdco, LLC, Extended Term B Loan, 1st Lien, CME Term SOFR + 5.750%, 01/29/27	217,057
14,244	Lightstone Holdco, LLC, Extended Term C Loan, 1st Lien, CME Term SOFR + 5.750%, 01/29/27	12,278

		229,335

	Total US Senior Loans (Cost $21,254,417)	19,103,289

Foreign Domiciled Senior Loans (a) — 4.1%
NETHERLANDS — 1.5%
USD
394,000	Flutter Entertainment PLC, USD Term Loan, 1st Lien, LIBOR USD 3 Month + 2.250%, 07/21/26	394,268

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (a) (continued)
UNITED KINGDOM — 2.6%
USD
719,151	Misys Ltd., Dollar Term Loan, 1st Lien, LIBOR USD 3 Month + 3.500%, 06/13/24	675,039

	Total Foreign Domiciled Senior Loans (Cost $1,109,305)	1,069,307

Cash Equivalent (b) — 20.1%
5,273,268	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 4.690%	5,273,268

	Total Cash Equivalents (Cost $5,273,268)	5,273,268

Total Investments - 96.8%		25,445,864

(Cost $27,636,990)
Other Assets & Liabilities, Net - 3.2%		849,175

Net Assets—100.0%		26,295,039

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2023, the LIBOR USD 1 Month, LIBOR USD 3 Month and LIBOR USD 6 Month rates were 4.858%, 5.193% and 5.313%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	The rate reported is the 7-day effective yield as of March 31, 2023.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2023	Highland/iBoxx Senior Loan ETF

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LP — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Electronics/Electrical	2.6%
Gaming/Leisure	1.5%

4.1%

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2023	Highland/iBoxx Senior Loan ETF

Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that are currently being offered, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

On September 15, 2022, the Board of Trustees (the “Board”) of Highland Funds I approved a change of the Trust’s name from Highland Funds I to the NexPoint Funds I.

Effective September 23, 2022, the investment adviser changed its name from Highland Capital Management Fund Advisors, L.P. to NexPoint Asset Management, L.P.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) has designated NexPoint Asset Management, L.P. (formerly Highland Capital Management Fund Advisors, L.P.) (“NexPoint” or the “Investment Adviser”) as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by NexPoint and approved by the Fund’s Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2023	Highland/iBoxx Senior Loan ETF

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2023, the Fund’s investments consisted mainly of senior loans. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (concluded)

As of March 31, 2023	Highland/iBoxx Senior Loan ETF

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-2000